Operating Leases - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) lease numberOfRenewals	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) lease numberOfRenewals	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) lease	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 20, 2019 USD ($)	May 01, 2019 USD ($)	Mar. 01, 2019 USD ($)	Jan. 01, 2019 USD ($) lease
Lessee, Lease, Description [Line Items]
Rental income			$ 234,900,000	$ 212,800,000	$ 291,400,000
Number of parcels of land | lease					3						2
Weighted average remaining lease term	80 years 3 months 18 days		80 years 3 months 18 days		80 years 10 months 24 days
Operating lease costs	$ 900,000	$ 700,000	$ 2,800,000	1,900,000	$ 2,800,000
Cash paid for operating lease liabilities	400,000	$ 300,000	1,200,000	$ 800,000	1,200,000
Lease income						$ 247,442,000	$ 257,465,000
Lease liability	45,486,000		45,486,000		45,020,000	0		$ 16,300,000	$ 600,000	$ 600,000
Lease discount rate										0.0394
Right of use asset	$ 40,286,000		$ 40,286,000		$ 41,347,000	$ 0		$ 16,300,000
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Lease liability											$ 27,600,000
Right of use asset											$ 25,500,000
Chicago Illinois Office
Lessee, Lease, Description [Line Items]
Weighted average remaining lease term	5 years		5 years		6 years
Right of use asset									$ 600,000	$ 600,000
Arizona
Lessee, Lease, Description [Line Items]
Number of parcels of land | lease	3		3
Options to renew | numberOfRenewals	0		0